Borrowings - Core Structural Borrowings (Details) £ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Core structural borrowings of shareholder-financed businesses
Borrowings
Borrowings	$ 3,925		$ 3,933		$ 4,261	$ 6,127
US$750m 4.875% notes
Borrowings
Borrowings	750		750
Notional amount	$ 750		$ 750
Borrowings, interest rate	4.875%	4.875%	4.875%	4.875%
GBP435m 6.125% notes 2031
Borrowings
Borrowings	$ 542		$ 551
Notional amount | £		£ 435		£ 435
Borrowings, interest rate	6.125%	6.125%	6.125%	6.125%
US$1,000m 2.95% notes 2033
Borrowings
Borrowings	$ 997		$ 996
Notional amount	$ 1,000		$ 1,000
Borrowings, interest rate	2.95%	2.95%	2.95%	2.95%
Senior debt: GBP250m 5.875% notes 2029
Borrowings
Borrowings	$ 299		$ 301
Notional amount | £		£ 250		£ 250
Borrowings, interest rate	5.875%	5.875%	5.875%	5.875%
Senior debt: US$1,000m 3.125% notes 2030
Borrowings
Borrowings	$ 990		$ 988
Notional amount	$ 1,000		$ 1,000
Borrowings, interest rate	3.125%	3.125%	3.125%	3.125%
Senior debt; US$350m 3.625% notes 2032
Borrowings
Borrowings	$ 347		$ 347
Notional amount	$ 350		$ 350
Borrowings, interest rate	3.625%	3.625%	3.625%	3.625%